UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22657

PSG CAPITAL MANAGEMENT TRUST

(Exact Name of Registrant as Specified in Charter)

8161 Maple Lawn Boulevard

Suite 400

Maple Lawn, MD  20759

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: (301) 543-6000

Paracorp Incorporated

2140 S. Dupont Highway

Camden, DE  19934

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 S. High Street, 17th floor

Columbus, Ohio  43215

Date of fiscal year end: March 31st

Date of reporting period: June 30, 2012

ITEM 1. SCHEDULE OF INVESTMENTS.

	PSG Tactical Growth Fund
	Schedule of Investments
	June 30, 2012 (Unaudited)

Shares		Value

COMMON STOCK - 16.29%

Application Software - 2.15%
5,983	Microsoft Corp. †	$ 183,020
1,665	Oracle Corp.	49,451
		232,471
Business Equipment - 0.84%
11,511	Xerox Corp.	90,592

Computer & Office Equipment - 0.96%
5,186	Hewlett Packard Co.	104,290

Electronic Components & Accessories - 0.42%
3,500	Corning, Inc.	45,255

Fire, Marine & Casualty Insurance - 0.54%
150	Fairfax Financial Holdings Ltd. *	58,755

Gold & Silver Ores - 2.07%
1,548	Allied Nevada Gold Corp. *	43,932
1,000	Newmont Mining Corp.	48,510
7,418	Novagold Resources, Inc. *	39,167
1,141	Barrick Gold Corp.	42,867
3,900	Gold Fields Ltd. ADR	49,959
		224,435
Industrial Metals & Minerals - 0.37%
2,000	Central Fund of Canada Ltd. Class-A	39,580

Insurance Agents, Brokers & Services - 0.82%
200	Markel Corp. *	88,340

Mining & Quarrying of Nonmetallic Minerals (No Fuels) - 0.47%
3,000	Cloud Peak Energy, Inc. *	50,730

Petroleum Refining - 2.05%
4,239	BP Plc	171,849
900	Conocophilips	50,292
		222,141
Pharmaceutical Preparations - 3.18%
2,212	Johnson & Johnson	149,443
1,663	Novartis AG	92,962
2,600	Teva Pharmaceutical Industries Ltd.	102,544
		344,949
Retail-Drug Stores & Proprietary Stores - 0.77%
2,807	Walgreen Co. †	83,031

Retail-Miscellaneous Retail - 0.86%
7,100	Staples, Inc.	92,655

Soap, Detergents, Cleaning Preparations, Perfumes & Cosmetics - 0.47%
830	Procter & Gamble Co.	50,837

Telephone Communications (No Radiotelephone) - 0.34%
2,000	Vivendi SA ADR *	36,824

TOTAL FOR COMMON STOCK (Cost $1,744,682) - 16.29%		1,764,885

EXCHANGE TRADED FUNDS - 2.49%

Gold & Silver Ores - 2.49%
2,700	Market Vectors Gold Miners ETF	120,879
962	SPDR Gold Trust *	149,293
		270,172

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $276,131) - 2.49%		270,172

PREFERRED - 1.21%

Finance Services - 0.49%
1,000	JPMorgan Chase Capital XXIX 6.70% Capital Securities, Series CC 04/02/40	25,630
1,000	Citigroup Capital XIII 7.875% Series 10/30/40	27,290
		52,920
Insurance Agents, Brokers & Services - 0.48%
2,000	MetLife, Inc. Preferred Series B 12/31/49	51,600

Oil Comp-Exploration & Production - 0.25%
1,047	Nexen, Inc. 7.35% Preferred Subordinated Note 11/01/43	26,667

TOTAL FOR PREFERRED (Cost $130,518) - 1.21%		131,187

SENIOR NOTES - 0.25%
1,000	United States Cellular Corp. 6.95% Senior Notes due 2060	26,800

TOTAL FOR SENIOR NOTES (Cost $26,233) - 0.25%		26,800

SHORT TERM INVESTMENTS - 79.97%
250,000	Huntington Conservative Deposit Account 0.08% ** (Cost $250,000)	250,000
8,414,627	Fidelity Institutional Treasury Only Money Market Fund Class I 0.01% ** (Cost $8,414,627)	8,414,627

TOTAL FOR SHORT TERM INVESTMENTS (Cost $8,664,627) - 79.97%		8,664,627

TOTAL INVESTMENTS (Cost $10,842,191) - 100.21%		10,857,671

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.21%)		(22,876)

NET ASSETS - 100.00%		$ 10,834,795

* Non-income producing securities during the period.
† Security is pledged as Collateral for Securities Sold Short.
** Variable rate security; the coupon rate shown represents the yield at June 30, 2012.

	PSG Tactical Growth Fund
	Schedule of Securities Sold Short
	June 30, 2012 (Unaudited)

Shares		Value

Hotels & Motels
1,250	Las Vegas Sands Corp.	$ 54,363
1,000	Starwood Hotels & Resorts Worldwide	53,040
		107,403
Leather & Leather Products
500	Coach, Inc.	28,060

Retail-Eating & Drinking Places
1,000	Starbucks Corp.	53,320

Retail-Women's Clothing Stores
1,200	Limited Brands, Inc.	51,036

TOTAL FOR SECURITIES SOLD SHORT (Cost $236,111)		$ 239,819

	PSG Tactical Growth Fund
	Schedule of Call Options Written
	June 30, 2012 (Unaudited)

CALL OPTIONS WRITTEN

Underlying Security
Expiration Date/Exercise Price		Value

Shares Subject
to Call

2,500	Walgreens Co.
	October 2012 Call @ $33.00	$ 1,025

	Total (Premiums Received $1,499)	$ 1,025

PSG Tactical Growth Fund
Notes to Financial Statements
June 30, 2012 (Unaudited)

1. SECURITY TRANSACTIONS

At June 30, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $10,604,581 amounted to $12,247 which consisted of aggregate gross unrealized appreciation of $49,074 and aggregate gross unrealized depreciation of $36,827.

2. SECURITIES VALUATIONS

All investments in securities are recorded at their estimated fair value. The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$1,764,885	$0	$0	$1,764,885
Exchange Traded Funds	$270,172	$0	$0	$270,172
Preferred Stocks	$131,187	$0	$0	$131,187
Senior Notes	$26,800	$0	$0	$26,800
Cash Equivalents	$8,664,627	$0	$0	$8,664,627
Total	$10,857,671	$0	$0	$10,857,671

ITEM 2. CONTROLS AND PROCEDURES.

a)

The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PSG CAPITAL MANAGEMENT TRUST

By:

/s/ Robert H. Carson

Robert H. Carson

Trustee, President and Principal Executive Officer

Date August 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Jonathan V. Gordani

Jonathan V. Gordani

Trustee, Treasurer and Principal Financial Officer

Date August 24, 2012